Condensed Consolidated Interim Balance Sheets [Parenthetical] - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Allowance for Doubtful Accounts Receivable, Current	$ 25,695	$ 19,694	$ 38,600
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	250,000,000	150,000,000
Common Stock, Shares, Issued	2,337,964	1,368,856	325,901
Common Stock, Shares, Outstanding	2,337,964	1,368,856	325,901
Common Stock, Other Shares, Issued	273,574	295,146	319,396
Common Stock, Other Shares, Outstanding	273,574	295,146	319,396
Special Voting Preferred Stock [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1	1
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1